Loans and borrowings	9 Months Ended
Sep. 30, 2023
Loans and borrowings
Loans and borrowings

19.Loans and borrowings

19.1Composition of loans and borrowings

	Interest rate*		September 30,	December 31,
	2023	2022	2023	2022
			(Unaudited)
Local currency
Bonds	9.4%	9.8%	4,833,891	4,965,653
Syndicate and commercial loans (1)	10.8%	11.5%	3,377,210	2,171,462
Lease liabilities (2)	8.4%	8.0%	905,165	844,734
			9,116,266	7,981,849
Foreign currency
Bonds (3)	6.5%	6.0%	77,342,221	82,432,647
Commercial and syndicate loans (4)	7.4%	4.6%	22,312,308	23,537,675
Loans from related parties (Nota 30)	6.0%	5.9%	715,020	815,056
Lease liabilities (2)	6.0%	6.0%	242,861	367,612
			100,612,410	107,152,990
			109,728,676	115,134,839
Current			17,616,493	22,198,583
Non–current			92,112,183	92,936,256
			109,728,676	115,134,839

* Weighted average effective interest rate for the end of each period.

(1)	Corresponds mainly to the acquisition of a commercial loan in pesos with Bancolombia S.A. in Ecopetrol SA. with IBR 6M rate +4.9% and maturity September 2028.
(2)	Corresponds to the present value of the payments to be made during the term of the operating lease contracts for pipelines, tanks, real estate, and vehicles, recognized because of the implementation of IFRS 16 - Leases. See Note 16 (Note 15).
(3)	The variation is mainly due to the revaluation of the Colombian peso in $756.44 pesos by dollar and the repurchase of international bonds with maturity date September 2023 and coupon rate of 5.875% for USD$978 million in Ecopetrol S.A. This effect is partially offset by the issuance in January 2023 of USD$2,000 million with maturity date January 2033 and coupon rate of 8.875%.
(4)	It includes an acquisition of syndicated loan in September 2023, for $800 MUSD with international banks.

During 2023, loans for $28,862,692 were acquired mainly in Ecopetrol S.A. for $25,864,960 and Interconexión Eléctrica S.A. E.S.P. for $2,841,311.

According to the strategy of Ecopetrol Business Group in the integral management of loans and borrowings and their maturities, during 2023, payments for $18,196,512 were made mainly in Ecopetrol S.A. for $15,698,111, including the repurchase of bonds and commercial credits, Interconexión Eléctrica S.A. E.S.P. for $1,780,143, and Ocensa S.A. for $454,009.

19.2Fair value

The fair value of the financial obligations is $105,362,612 y $106,509,947 as of September 30, 2023 (unaudited) and December 31, 2022, respectively.

19.3Maturity

The following is the maturity profile of loans and borrowings as of September 30, 2023:

	Up to 1 year	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	781,760	1,324,238	1,148,399	1,579,494	4,833,891
Syndicate and commercial loans	777,934	1,191,542	336,703	1,071,031	3,377,210
Lease liabilities	193,845	544,264	165,517	1,539	905,165
	1,753,539	3,060,044	1,650,619	2,652,064	9,116,266
Foreign currency
Bonds	5,767,419	25,214,129	28,822,440	17,538,233	77,342,221
Syndicate and commercial loans	9,289,437	10,921,672	1,431,243	669,956	22,312,308
Loans from related parties	715,020	—	—	—	715,020
Lease liabilities	91,078	129,272	22,511	—	242,861
	15,862,954	36,265,073	30,276,194	18,208,189	100,612,410
Balance as of September 30, 2023 (Unaudited)	17,616,493	39,325,117	31,926,813	20,860,253	109,728,676

19.4Loans designated as hedging instrument

As of September 30, 2023 (unaudited), Ecopetrol has designated USD$16,563 million of debt in foreign currency as a hedging instrument; of which, USD$10,298 million correspond to the hedge of investments in companies with dollar functional currency and USD$6,265 million to the cash flow hedge for future crude oil exports. See Notes 29.3 and 29.4.

19.5Guarantees and covenants

As of September 30, 2023 (unaudited), the total value of the current guarantees provided by Interconexión Eléctrica S.A. E.S.P. and its companies, within the framework of the definition of paragraph 14 of IFRS 7, used to support growth in its different business units and ensure strategic commercial and operational viability amount to $20,919,981, mainly in: a) Chile for $15,095,532 in ISA Intervial, Ruta de la Araucaria, Ruta del Maipo, Ruta del Loa, Ruta de los Ríos, and ISA Interchile, b) Brazil in ISA CTEEP for $3,145,449, and c) Colombia in Ruta Costera for $2,679,000.

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others. From December 31, 2022 to the reporting date, there have only been changes in the covenants of CTEEP and its subsidiaries, which have financing contracts with covenants calculated based on indebtedness ratios.

Ecopetrol USA and its companies have commitments (covenants) related to the delivery of periodic financial information and compliance with the obligations arising from a volumetric prepayment agreement with a third party. In addition, Ecopetrol Permian LLC is guaranteed by Ecopetrol USA Inc., and it is required to maintain an established debt/Ebitda leverage and solvency ratio of 2:1, to transfer funds to the holding company.